PREFERRED SHARES (Details) - Series Y Preferred Stock CAD / shares in Units, shares in Millions, CAD in Millions	1 Months Ended
Mar. 31, 2014 CAD CAD / shares shares
Preferred Shares [Line Items]
Stock redeemed during period (in shares) | shares	4
Redemption price per share (in Canadian dollars per share) | CAD / shares	CAD 50
Gross payment for preferred stock redemption | CAD	CAD 200